Cash Management Portfolio as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited)


Commercial Paper -- 87.6%

Ratings (Unaudited)
-------------------  Principal
                     Amount
           Standard  (000
Moody's    & Poor's  omitted)     Security                        Value
--------------------------------------------------------------------------------

Agricultural Services -- 1.8%
--------------------------------------------------------------------------------
P-1        A-1       $2,500       Cargill, Inc., 5.51%, 9/22/97   $  2,468,241
--------------------------------------------------------------------------------
                                                                  $  2,468,241
--------------------------------------------------------------------------------

Auto and Parts -- 0.9%
--------------------------------------------------------------------------------
P-1        A-1       $1,200       Ford Motor Credit Co.,
                                  5.53%, 7/16/97                  $  1,197,235
--------------------------------------------------------------------------------
                                                                  $  1,197,235
--------------------------------------------------------------------------------

Banking and Finance -- 24.3%
--------------------------------------------------------------------------------
P-1        A-1+      $2,900       American Express Credit
                                  Corp., 5.51%, 7/2/97            $  2,899,556

P-1        A-1+       1,650       Asset Securitization Coop.
                                  Corp., 5.52%, 7/28/97/(1)/         1,643,169

P-1        A-1+       1,700       Asset Securitization Coop.
                                  Corp., 5.58%, 7/3/97/(1)/          1,699,473

P-1        A-1+       2,200       Associates Corp. of No.
                                  America, 5.55%, 9/19/97            2,172,867

P-1        A-1+       1,300       Associates Corp. of No.
                                  America, 5.61%, 8/12/97            1,291,491

P-1        A-1+       2,000       CIESCO, 5.55%, 8/4/97              1,989,517

P-1        A-1+       2,000       CIESCO, 5.58%, 7/17/97             1,995,040

P-1        A-1        2,500       CIT Group Holdings, Inc.,
                                  5.53%, 7/22/97                     2,491,935

P-1        A-1+       2,500       Corporate Asset Funding Co.,
                                  5.55%, 8/14/97/(2)/                2,483,042

P-1        A-1+       2,000       CXC, Inc., 5.60%, 7/14/97/(1)/     1,995,956

P-1        A-1+       2,600       Delaware Funding Corp.,
                                  5.68%, 7/11/97/(1)/                2,595,898

P-1        A-1+       3,000       Greenwich Asset Funding,
                                  5.57%, 7/21/97/(1)/                2,990,717

P-1        A-1+       2,900       Norwest Financial, Inc.,
                                  5.60%, 7/18/97                     2,892,331

P-1        A-1+       1,500       Norwest Financial, Inc.,
                                  5.60%, 7/25/97                     1,494,400

P-1        A-1+       2,300       U.S. Central Credit Union,
                                  5.52%, 9/24/97                     2,270,023
--------------------------------------------------------------------------------
                                                                  $ 32,905,415
--------------------------------------------------------------------------------

Business Products and Services -- 2.8%
--------------------------------------------------------------------------------
P-1        A-1+      $2,750       Pitney Bowes Credit Corp.,
                                  5.52%, 7/23/97                  $  2,740,723

P-1        A-1+       1,090       Pitney Bowes Credit Corp.,
                                  5.57%, 7/15/97                     1,087,639
--------------------------------------------------------------------------------
                                                                  $  3,828,362
--------------------------------------------------------------------------------

Chemicals -- 1.6%
--------------------------------------------------------------------------------
P-1        A-1+      $2,200       E.I. Dupont de Nemours &
                                  Co., 5.49%, 7/11/97/(1)/        $  2,196,645
--------------------------------------------------------------------------------
                                                                  $  2,196,645
--------------------------------------------------------------------------------

Communications Equipment -- 2.9%
--------------------------------------------------------------------------------
P-1        A-1+      $4,000       Ameritech Corp.,
                                  5.55%, 9/8/97                   $  3,957,450
--------------------------------------------------------------------------------
                                                                  $  3,957,450
--------------------------------------------------------------------------------

Electric Utilities -- 4.1%
--------------------------------------------------------------------------------
P-1        A-1+      $2,800       National Rural Utilities
                                  Coop. Co., 5.61%, 8/18/97       $  2,779,056

P-1        A-1+         800       Potomac Electric Power Co.,
                                  5.53%, 7/9/97                        799,017

P-1        A-1+       2,000       Teco Finance, Inc.,
                                  5.62%, 7/10/97/(1)/                1,997,190
--------------------------------------------------------------------------------
                                                                  $  5,575,263
--------------------------------------------------------------------------------

Electrical and Electronic Equipment -- 8.9%
--------------------------------------------------------------------------------
P-1        A-1+      $2,000       General Electric Capital
                                  Corp., 5.57%, 8/22/97           $  1,983,909

P-1        A-1+       1,700       General Electric Capital
                                  Corp., 5.60%, 9/9/97               1,681,489

P-1        A-1+       1,600       General Electric Capital
                                  Corp., 5.60%, 8/15/97              1,588,800

P-1        A-1+       2,500       Motorola Credit Corp.,
                                  5.50%, 9/11/97                     2,472,500

P-1        A-1+       1,300       Motorola Credit Corp.,
                                  5.50%, 7/29/97                     1,294,439

P-1        A-1+       3,000       Panasonic Finance, Inc.,
                                  5.60%, 8/7/97/(1)/                 2,982,734
--------------------------------------------------------------------------------
                                                                  $ 12,003,871
--------------------------------------------------------------------------------

                       See notes to financial statements

Cash Management Portfolio as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Ratings (Unaudited)
-------------------  Principal
                     Amount
           Standard  (000
Moody's    & Poor's  omitted)     Security                        Value
--------------------------------------------------------------------------------

Food and Beverages -- 9.1%
--------------------------------------------------------------------------------
P-1        A-1       $1,830       Anheuser-Busch Co.,
                                  6.25%, 7/1/97/(1)/              $   1,830,000

P-1        A-1+       4,000       Coca-Cola Co.,
                                  5.50%, 8/11/97/(1)/                 3,974,944

P-1        A-1+       2,500       Kellogg Co., 5.50%, 8/6/97          2,486,250

P-1        A-1+       4,000       Nestle Capital Corp.,
                                  5.53%, 7/25/97                      3,985,253
--------------------------------------------------------------------------------
                                                                  $  12,276,447
--------------------------------------------------------------------------------

Household Products -- 5.7%
--------------------------------------------------------------------------------
P-1        A-1+      $  780       Procter & Gamble Co.,
                                  5.50%, 9/26/97                  $     769,633

P-1        A-1+       3,000       Proctor & Gamble Co.,
                                  5.52%, 7/7/97                       2,997,240

P-1        A-1+       4,000       Unilever Capital Corp.,
                                  5.64%, 7/8/97/(1)/                  3,995,613
--------------------------------------------------------------------------------
                                                                  $   7,762,486
--------------------------------------------------------------------------------

Insurance -- 17.3%
--------------------------------------------------------------------------------
P-1        A-1+      $2,000       AI Credit Corp.,
                                  5.60%, 7/16/97                  $   1,995,333

P-1        A-1+       2,200       AIG Funding, Inc.,
                                  5.52%, 9/10/97                      2,176,049

P-1        A-1+       2,500       American General Corp.,
                                  5.55%, 8/21/97                      2,480,344

P-1        A-1+       1,000       APC Funding Corp.,
                                  5.55%, 7/15/97                        997,842

P-1        A-1+       1,229       APC Funding Corp.,
                                  5.55%, 7/22/97                      1,225,021

P-1        A-1+       2,600       Marsh & McLennan Cos.,
                                  6.20%, 7/1/97/(1)/                  2,600,000

P-1        A-1+       2,000       MetLife Funding, Inc.,
                                  5.55%, 7/1/97                       2,000,000

P-1        A-1+       2,000       Prudential Funding Corp.,
                                  5.55%, 7/15/97                      1,995,683

P-1        A-1+       2,000       SAFECO Credit Co., Inc.,
                                  5.58%, 7/3/97                       1,999,380

P-1        A-1+       2,000       SAFECO Credit Co., Inc.,
                                  5.62%, 8/5/97                       1,989,072

P-1        A-1+       1,125       USAA Capital Corp.,
                                  5.52%, 7/31/97                      1,119,825

P-1        A-1+       1,375       USAA Capital Corp.,
                                  5.54%, 10/1/97                      1,355,533

P-1        A-1+       1,500       USAA Capital Corp.,
                                  5.62%, 7/25/97                      1,494,380
--------------------------------------------------------------------------------
                                                                  $  23,428,462
--------------------------------------------------------------------------------

Oil -- 5.8%
--------------------------------------------------------------------------------
P-1        A-1+      $5,000       Chevron Oil Finance Co.,
                                  5.45%, 7/8/97                   $   4,994,705

P-1        A-1+       2,800       Exxon Imperial U.S., Inc.,
                                  5.51%, 7/9/97/(2)/                  2,796,572
--------------------------------------------------------------------------------
                                                                  $   7,791,277
--------------------------------------------------------------------------------

Pharmaceutical -- 2.4%
--------------------------------------------------------------------------------
P-1        A-1+      $3,300       Novartis Finance Corp.,
                                  5.63%, 7/3/97                   $   3,298,968
--------------------------------------------------------------------------------
                                                                  $   3,298,968
--------------------------------------------------------------------------------

Total Commercial Paper, at value
    (identified cost $118,690,122)                                $ 118,690,122
--------------------------------------------------------------------------------

                       See notes to financial statements

Cash Management Portfolio as of June 30, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


U.S. Government Obligations -- 12.4%

Ratings (Unaudited)
-------------------  Principal
                     Amount
           Standard  (000
Moody's    & Poor's  omitted)     Security                        Value
--------------------------------------------------------------------------------
                     $5,000       FHLB Discount Notes,
                                  5.50%, 7/24/97                  $   4,982,431

                      6,900       FHLMC Discount Notes,
                                  5.53%, 8/1/97                       6,867,143

                      5,000       FHLB Discount Notes,
                                  5.45%, 7/30/97                      4,978,047
--------------------------------------------------------------------------------

Total U.S. Government Obligations, at value
    (identified cost $16,827,621)                                 $  16,827,621
--------------------------------------------------------------------------------

Total Investments -- 100.0%
    (identified cost $135,517,743)                                $ 135,517,743
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 0.0%                            $      11,998
--------------------------------------------------------------------------------

Net Assets -- 100%                                                $ 135,529,741
--------------------------------------------------------------------------------

FHLB-Federal Home Loan Bank
FHLMC-Federal Home Mortgage Corporation (Freddie Mac)

/(1)/ A security has been issued under section 4(2) of the Securities Act of 1933 is generally regarded as restricted and illiquid. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. All such securities held have been deemed by the Portfolio's Trustees to be liquid and were purchased with the expectation that resale would not be necessary. At June 30, 1997, the value of these securities amounted to $28,305,694 or 20.9% of the Portfolio's net assets.

/(2)/ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. It is the Portfolio's intention to hold the security until maturity. At June 30, 1997, the value of these securities amounted to $7,476,259 or 5.5% of net assets.



                       See notes to financial statements

Cash Management Portfolio as of June 30, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of June 30, 1997
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)                                   $ 135,517,743
Cash                                                                     30,791
Deferred organization expenses (Note 1D)                                  5,008
--------------------------------------------------------------------------------
Total assets                                                      $ 135,553,542
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable to affiliate for Trustees' fees (Note 2)                  $       3,927
Accrued expenses                                                         19,874
--------------------------------------------------------------------------------
Total liabilities                                                 $      23,801
--------------------------------------------------------------------------------
Net Assets                                                        $ 135,529,741
--------------------------------------------------------------------------------

Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals           $ 135,529,741
--------------------------------------------------------------------------------
Total                                                             $ 135,529,741
--------------------------------------------------------------------------------
Statement of Operations

For the Six Months Ended
June 30, 1997
Investment Income
--------------------------------------------------------------------------------
Interest income                                                   $   3,961,722
--------------------------------------------------------------------------------

Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                   $     364,794
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 2)                            4,688
Custodian fee                                                            36,180
Legal and accounting services                                            14,748
Printing and postage                                                      3,472
Amortization of organization expenses (Note 1D)                           1,352
Miscellaneous                                                             7,146
--------------------------------------------------------------------------------
Total expenses                                                    $     432,380
--------------------------------------------------------------------------------

Net investment income                                             $   3,529,342
--------------------------------------------------------------------------------

                       See notes to financial statements

Cash Management Portfolio as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

                                           Six Months Ended
Increase (Decrease)                        June 30, 1997      Year Ended
in Net Assets                              (Unaudited)        December 31, 1996
--------------------------------------------------------------------------------
From operations --
  Net investment income                    $   3,529,342      $       9,078,037
--------------------------------------------------------------------------------
Capital transactions --
  Contributions                            $ 430,829,061      $   1,075,567,385
  Withdrawals                               (490,488,732)        (1,097,885,067)
--------------------------------------------------------------------------------
Net decrease in net assets
  from capital transactions                $ (59,659,671)     $     (22,317,682)
--------------------------------------------------------------------------------

Net decrease in net assets                 $ (56,130,329)     $     (13,239,645)
--------------------------------------------------------------------------------


Net Assets
--------------------------------------------------------------------------------
At beginning of period                     $ 191,660,070      $     204,899,715
--------------------------------------------------------------------------------
At end of period                           $ 135,529,741      $     191,660,070
--------------------------------------------------------------------------------


                       See notes to financial statements

Cash Management Portfolio as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                 Six Months Ended       Year Ended December 31,
                                                 June 30, 1997    -----------------------------------
                                                 (Unaudited)        1996        1995         1994*
-----------------------------------------------------------------------------------------------------
Ratios to average daily
net assets
-----------------------------------------------------------------------------------------------------
Expenses                                              0.60%+       0.59%         0.60%        0.58%+
Net investment income                                 4.88%+       4.83%         5.36%        4.22%+
-----------------------------------------------------------------------------------------------------
+ Annualized.
* For the period from the start of business, May 2, 1994, to December 31, 1994.

                       See notes to financial statements

Cash Management Portfolio as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1 Significant Accounting Policies
 -------------------------------------------------------------------------------
  Cash Management Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on May 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

  A Security Valuation -- The Portfolio values investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the Investment Company Act of 1940, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. It is the normal practice of the Portfolio to hold portfolio securities to maturity and realize par value unless such sale or other disposition is mandated by withdrawal requests or other extraordinary circumstances.

  B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount when required for federal income tax purposes.

  C Income Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since some of the Portfolio's investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate at least annually, among its investors each investor's distributive share of the Portfolio's net taxable investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

  D Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

  E Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

  F Other -- Investment transactions are accounted for on a trade date basis.

  G Interim Financial Information -- The interim financial statements relating to June 30, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.


2 Investment Adviser Fee and Other Transactions with Affiliates
--------------------------------------------------------------------------------
  The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is computed at the rate of 1/2 of 1% per annum of the Portfolio's average daily net assets and amounted to $364,794 for the period ended June 30, 1997. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain of the officers and Trustees of the Portfolio are officers and directors/trustees of the above organizations.

Cash Management Portfolio as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


3 Line of Credit
  ------------------------------------------------------------------------------
  The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy withdrawal requests or settle investment transactions. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above the bank's adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended June 30, 1997.

4 Investment
  ------------------------------------------------------------------------------
  Purchases and sales (including maturities) of investments, during the period ended June 30, 1997, exclusive of U.S. Government securities aggregated $696,987,447 and $753,104,969, respectively. Purchases and sales (including maturities) of U.S. Government Agency securities aggregated $167,064,983 and $54,971,167, respectively.

Cash Management Portfolio
INVESTMENT MANAGEMENT

Cash Management Portfolio
                     Officers                      Trustees
                     M. Dozier Gardner             Donald R. Dwight
                     President and Trustee         President, Dwight Partners, Inc.
                                                   Chairman, Newspapers of New England, Inc.
                     James B. Hawkes
                     Vice President and Trustee    Samuel L. Hayes, III
                                                   Jacob H. Schiff Professor of Investment
                     Michael B. Terry              Banking, Harvard University Graduate School of
                     Vice President and            Business Administration
                     Portfolio Manager
                                                   Norton H. Reamer
                     James L. O'Connor             President and Director, United Asset
                     Treasurer                     Management Corporation

                     Alan R. Dynner                John L. Thorndike
                     Secretary                     Formerly Director, Fiduciary Company Incorporated

                                                   Jack L. Treynor
                                                   Investment Adviser and Consultant